Stockholders Equity (Details Narrative 2) (USD $)	0 Months Ended	12 Months Ended
	Mar. 22, 2013 Series D Preferred Stock	Feb. 28, 2018 Series D Convertible Preferred Stock	Feb. 28, 2017 Series D Convertible Preferred Stock	Feb. 28, 2016 Series D Convertible Preferred Stock	Feb. 28, 2015 Series D Convertible Preferred Stock	Feb. 28, 2014 Series D Convertible Preferred Stock
Series D Convertible Preferred Stock, authorized	60,000
Series D Convertible Preferred Stock, par value	$ 0.001
Convertible common stock, shares	1,000
Series D Convertible Preferred Stock, liquidation value	$ 80.25
Votes per share		2000	1600	1200	800	400
Series D Convertible Preferred Stock, issued	58,564
Series D Convertible Preferred Stock, fair market value	$ 585,640